Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
May
16,
2025
Apr
17,
2025
Jun
17,
2025
Apr 30, 2025
May 12, 2025
First Payment Date:
Closing Date:
Final Distribution Date:
Oct 19, 2015
Sep 24, 2015
Sep 18, 2048
Name:
Faseeh Ejaz
Title:
Account Administrator
Phone:
312.326.6925
T
ABLE OF CONTENTS
Payment Detail
Page
1
Factor Detail
Page
2
Principal Detail
Page
3
Interest Detail
Page
4
Reconciliation of Funds
Page
5
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Miscellaneous Detail
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Delinquency Summary Report
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Historical Loan Modification Report
REO Status Report
Defeased Loan Detail
Material Breaches and Document Defects
Page
6
Page
7
Page
8
Page
9
Page
10
Page
11
Page
12
Page
13
Page
15
Page
16
Page
17
Page
18
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Bank of America, N.A.
UBS Real Estate Securities Inc.
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Rating Agency:
Morningstar Credit Ratings, LLC
Fitch Ratings, Inc.
Kroll Bond Rating Agency, Inc.
Moody’s Investors Service, Inc.
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
PA
YMENT DE
T
AIL
Pass-Thru
Class
Rate
A-1
1.60800%
A-SB
3.42900%
A-3
3.44100%
A-4
3.70500%
A-S
3.98900%
B
4.31610%
C
4.31610%
D
3.16700%
E
3.06610%
F
3.06610%
G
3.06610%
H
3.06610%
X-A
0.69478%
X-B
0.32710%
X-D
1.14910%
X-E
1.25000%
X-FG
1.25000%
X-NR
1.25000%
R
0.00000%
V
0.00000%
Original
Balance
38,700,000.00
62,400,000.00
200,000,000.00
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
39,879,000.00
17,038,000.00
7,573,000.00
7,573,000.00
21,772,331.00
530,096,000.00
50,170,000.00
39,879,000.00
17,038,000.00
15,146,000.00
21,772,331.00
0.00
0.00
Beginning
Balance
0.00
2,190,948.75
103,932,779.17
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
39,879,000.00
17,038,000.00
7,573,000.00
7,573,000.00
2,329,547.17
335,119,727.92
50,170,000.00
39,879,000.00
17,038,000.00
15,146,000.00
2,329,547.17
0.00
0.00
Principal
Distribution
0.00
1,130,019.37
17,010,504.87
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
6,260.64
298,027.24
707,025.15
166,773.44
180,445.32
118,728.70
105,247.33
43,533.50
19,349.64
11,232.80
0.00
194,028.66
13,675.48
38,187.44
17,747.92
15,777.08
2,426.61
0.00
0.00
Total
Distribution
0.00
1,136,280.01
17,308,532.11
707,025.15
166,773.44
180,445.32
118,728.70
105,247.33
43,533.50
19,349.64
11,232.80
0.00
194,028.66
13,675.48
38,187.44
17,747.92
15,777.08
2,426.61
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
1,060,929.38
86,922,274.30
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
39,879,000.00
17,038,000.00
7,573,000.00
7,573,000.00
2,329,547.17
316,979,203.68
50,170,000.00
39,879,000.00
17,038,000.00
15,146,000.00
2,329,547.17
0.00
0.00
Totals:
757,280,331.00
542,861,275.09
18,140,524.24
1,938,466.95
20,078,991.19
0.00
524,720,750.85

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
F
ACTOR DE
T
AIL
Class
Cusip
A-1
06054AAU3
A-SB
06054AAV1
A-3
06054AAW9
A-4
06054AAX7
A-S
06054ABB4
B
06054ABC2
C
06054ABD0
D
06054ABE8
E
06054AAG4/U0664AAD3
F
06054AAJ8/U0664AAE1
G
06054AAL3/U0664AAF8
H
06054AAN9/U0664AAG6
X-A
06054AAY5
X-B
06054AAZ2
X-D
06054ABA6
X-E
06054AAA7/U0664AAA9
X-FG
06054AAC3/U0664AAB7
X-NR
06054AAE9/U0664AAC5
R
06054AAS8
V
06054AAQ2
Beginning
Balance
0.00000000
35.11135817
519.66389585
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
106.99576311
632.18686412
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
106.99576311
0.00000000
0.00000000
Principal
Distribution
0.00000000
18.10928478
85.05252435
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.10033071
1.49013622
3.08750000
3.32416667
3.59674943
3.59674943
2.63916667
2.55508276
2.55508276
1.48326919
0.00000000
0.36602551
0.27258276
0.95758276
1.04166667
1.04166667
0.11145392
0.00000000
0.00000000
Total
Distribution
0.00000000
18.20961548
86.54266057
3.08750000
3.32416667
3.59674943
3.59674943
2.63916667
2.55508276
2.55508276
1.48326919
0.00000000
0.36602551
0.27258276
0.95758276
1.04166667
1.04166667
0.11145392
0.00000000
0.00000000
Collateral Support
Deficit
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
17.00207340
434.61137150
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
106.99576311
597.96565845
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
106.99576311
0.00000000
0.00000000

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
PRINCI
P
AL DE
T
AIL
Beginning
Class
Balance
A-1
0.00
A-SB
2,190,948.75
A-3
103,932,779.17
A-4
228,996,000.00
A-S
50,170,000.00
B
50,169,000.00
C
33,010,000.00
D
39,879,000.00
E
17,038,000.00
F
7,573,000.00
G
7,573,000.00
H
2,329,547.17
Scheduled
Principal
0.00
54,592.62
821,798.29
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Unscheduled
Principal
0.00
1,075,426.75
16,188,706.58
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Excess Trust
Advisor Expenses
Allocation
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Collateral Support
Deficit
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
1,060,929.38
86,922,274.30
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
39,879,000.00
17,038,000.00
7,573,000.00
7,573,000.00
2,329,547.17
Cumulative
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,442,783.83
Totals:
542,861,275.09
876,390.91
17,264,133.33
0.00
0.00
524,720,750.85
19,442,783.83

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
INTEREST DE
T
AIL
Class
A-1
A-SB
A-3
A-4
A-S
B
C
D
E
F
G
H
X-A
X-B
X-D
X-E
X-FG
X-NR
R
V
Totals:
Accrued
Certificate
Interest
0.00
6,260.64
298,027.24
707,025.15
166,773.44
180,445.32
118,728.70
105,247.33
43,533.50
19,349.64
19,349.64
5,952.19
194,028.66
13,675.48
38,187.44
17,747.92
15,777.08
2,426.61
0.00
0.00
1,952,535.98
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Trust Advisor
Expenses
Allocation
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
8,116.84
5,952.19
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
14,069.03
Extension
Fees
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Prepayment
Premium
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
Interest
Amount*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Accrued
Unpaid Addt’l
Interest Amt
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
6,260.64
298,027.24
707,025.15
166,773.44
180,445.32
118,728.70
105,247.33
43,533.50
19,349.64
11,232.80
0.00
194,028.66
13,675.48
38,187.44
17,747.92
15,777.08
2,426.61
0.00
0.00
1,938,466.95
Cumulative
Unpaid Int
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
23,963.26
2,465,464.45
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,489,427.71
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
RECONCILI
A
TION OF FUNDS
Funds Collection
Funds Distribution
Interest
Scheduled Interest
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Prepayment Premium
Other Collections
Total Collections
1,949,415.47
(9,093.77)
0.00
0.00
0.00
0.00
1,940,321.70
876,390.91
17,264,133.33
0.00
18,140,524.24
0.00
0.00
20,080,845.94
Fees
Servicing Fee
Trustee/Certificate Administrator Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
CREFC Intellectual Property Royalty License Fee
Trust Advisor Fee
Additional Trust Expense
Extension Fee
Fee Distributions
Other Expenses of the Trust
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
Payments to Certificateholders
Interest Distribution
Principal Distribution
Prepayment Premium
Available Distribution Amount
3,942.73
1,854.75
4,438.17
2,438.17
0.00
2,000.00
225.16
585.58
0.00
0.00
11,046.39
(102.89)
0.00
0.00
4,443.19
4,340.30
1,938,466.95
18,140,524.24
0.00
20,078,991.19
Start
Interest Accrual Period
4/1/2025
End
Total Distributions
20,080,845.94
4/30/2025

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
MISCELLANEOUS DE
T
AIL
Advances
Miscellaneous
P&I Advances
Total
* Total Current
Advance
Not Provided
Beginning Stated Principal Balance
Ending Stated Principal Balance
Ending Unpaid Balance
542,861,275.09
524,720,750.85
524,815,302.64
Unreimbursed Advances
Total
Current
Advance
1,896.52
Outstanding
Advance
9,623.39
Total Servicing
Adv. Outstanding
106,471.02
Mortgage Loan Count
Aggregate Principal Balance
Weighted Average Months to Maturity (WAMM)
Weighted Average Mortgage Rate (excluding REO Loans)
32
524,720,750.85
3
4.330741%
* Current advances are not provided by the Servicer
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Total
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
0.00

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
12
12
12
12
12
32
32
32
32
32
32
32
32
Period
Aug 2022
Jan 2023
Jun 2023
Nov 2023
Jul 2024
May 2018
Jun 2018
Sep 2019
Nov 2019
Dec 2019
Feb 2020
Jun 2020
Jul 2020
Beginning
Balance of the
Loan at
Liquidation
19,451,358.36
4,124,734.87
Aggregate
Realized Loss
on Loans
19,451,358.36
19,421,933.95
19,412,233.13
19,4
1
1,528.08
19,410,645.57
105,655.16
0.00
52.26
73.44
1
19.58
325.76
468.76
1,126.76
Prior Realized
Loss Applied to
Certificates
A
0.00
19,451,358.36
19,451,358.36
19,441,657.54
19,441,657.54
0.00
105,655.16
0.00
52.26
73.44
1
19.58
325.76
468.76
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
(9,700.82)
0.00
0.00
0.00
(105,655.16)
52.26
21.18
46.14
206.18
143.00
658.00
Current
Realized Loss
Applied to
Certificates*
19,451,358.36
19,451,358.36
19,441,657.54
19,441,657.54
19,441,657.54
105,655.16
0.00
52.26
73.44
1
19.58
325.76
468.76
1,126.76
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
(29,424.41)
0.00
(705.05)
(882.51)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Loan Count:
2
Totals:
19,411,772.33
0.00
0.00
0.00
(114,229.22)
19,442,784.30
0.00
(31,011.97)
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
May 2025
0
Apr 2025
1
Mar 2025
0
Feb 2025
0
Jan 2025
0
Dec 2024
0
Nov 2024
0
Oct 2024
0
Sep 2024
0
Aug 2024
0
Jul 2024
1
Jun 2024
1
May 2024
1
Apr 2024
0
Mar 2024
0
0.00
0.0
%
1
2,761,974.02
0.5
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
2,520,049.51
0.4
%
1
17,547,843.61
3.1
%
0
26,128,064.54
4.5
%
0
0.00
0.0
%
0
0.00
0.0
%
0
2,755,762.10
0.5
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
2,5
1
1,828.70
0.4
%
1
17,408,619.88
3.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
2,461,126.04
0.5
%
0
2,461,126.04
0.5
%
0
2,461,126.04
0.4
%
0
2,461,126.04
0.4
%
0
2,469,553.43
0.4
%
0
19,189,027.71
3.4
%
0
19,339,687.91
3.4
%
0
19,487,192.35
3.4
%
0
19,636,676.72
3.4
%
0
17,271,142.39
3.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
17,264,133.33
3.3%
4,457,592.75
0.8%
0.00
0.0%
16,570,750.00
3.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
30
30 - 59 days
0
60 - 89 days
1
90 - 120 days
0
121 + days
1
TOTAL
121 + days
32
60 - 89 days
Bankruptcy
Foreclosure
REO
TOTAL
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
519,503,862.71
99.01%
519,503,862.71
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
30
519,503,862.71
0.00
2,755,762.10
0.00%
0.53%
0.00
2,774,718.17
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
1
0.00
2,755,762.10
0.00
2,461,126.04
0.00%
0.47%
0.00
2,536,721.76
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
1
0.00
2,461,126.04
524,720,750.85
100.00%
524,815,302.64
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
32
524,720,750.85
Current
Current
99.0%
30 - 59 days
0.0%
60 - 89 days
0.5%
90 - 120 days
0.0%
121 + days
0.5%
Percentage*
Actual Bal
99.01%
519,503,862.71
0.00%
0.53%
0.00
2,774,718.17
0.00%
0.47%
0.00
2,536,721.76
100.00%
Total:
100.0%
524,815,302.64
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
12
32
Liquidation
Month
Aug 2022
May 2018
Liquidation /
Prepayment
Code *
6
6
Current Beginning
Scheduled Balance
19,451,358.36
4,124,734.87
Most Recent Value **
0.00
4,625,000.00
Net Proceeds Received
on Liquidation
3,830,529.27
4,987,083.26
Liquidation Expense
3,789,816.48
863,475.15
Net Proceeds Available
for Distribution
40,712.79
4,123,608.1
1
Realized Loss to Trust
19,410,645.57
1,126.76
Count:
2
Totals:
23,576,093.23
4,625,000.00
8,817,612.53
4,653,291.63
4,164,320.90
19,4
1
1,772.33
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
5
18
23
37
Count:
Totals:
50,000,000.00
12,906,464.91
7,512,495.53
2,461,126.04
4
72,880,086.48
0.00
0.00
0.00
2,000.00
2,000.00
0.00
1,7
1
1.67
0.00
726.50
0.00
0.00
0.00
0.00
0.00
2,438.17
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,728.73
9,728.73
0.00
0.00 -
102.89
0.00
-102.89
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5.02
0.00
0.00
0.00
5.02
Total Interest Shortfall hitting the Trust:
14,069.03
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
37
Paid Through
Date
05/06/2024
ARA (Appraisal
Reduction Amount)
1,302,583.04
ARA Date
12/1
1/2024
Most Recent Value
1,425,000.00
Most Recent
Valuation Date
09/18/2024
Most Recent Net
ASER Amount
0.00
Cumulative ASER
Amount
15,798.60
Count:
1
Totals:
1,302,583.04
1,425,000.00
0.00
$15,798.60

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Office
2
Office
3
Lodging
MA
NY
06/16/20
TX
04/06/29
N
09/01/25
N
09/01/25
N
54,598,880.67
4.015
70,000,000.00
4.420
56,429,153.53
4.120
384,789.19
0.00
257,833.33
0.00
339,063.69
0.00
05/06/25
05/01/25
05/01/25
0.00
0
183,351.27
0.00
0
257,833.33
0.00
0
194,251.43
0.00
1.92
0.00
1.57
0.00
3.24
12/31/24
12/31/24
09/30/24
4
Multifamily
CA
09/06/25
04/05/22
5
Retail
6
Office
7
Industrial
05/27/20
NH
CA
NJ
07/01/25
N
09/06/25
N
08/06/25
N
50,000,000.00
4.108
32,649,695.63
3.800
41,500,000.00
4.285
171,166.67
0.00
232,585.45
0.00
148,172.29
0.00
05/01/25
05/06/25
05/06/25
0.00
0
171,166.67
0.00
0
103,798.53
0.00
0
148,172.29
0.00
1.79
0.00
3.23
0.00
2.84
12/31/24
12/31/24
06/30/24
8
Lodging
NY
08/06/25
02/1
1/25
9
Multifamily
10
Industrial
1
1
Multifamily
MD
08/06/25
N
WA
09/06/25
N
KY
09/06/25
N
24,504,602.06
4.655
20,265,654.44
4.373
19,074,968.21
4.683
146,532.78
0.00
138,255.18
0.00
1
14,129.14
0.00
05/06/25
05/06/25
05/06/25
0.00
0
95,264.50
0.00
0
74,080.20
0.00
0
74,588.00
0.00
1.18
0.00
2.07
0.00
0.00
09/30/24
09/30/24
12
Retail
XX
07/06/25
06/21/24
13
Retail
14
Lodging
CA
09/06/25
N
TX
09/06/25
N
15,162,284.1
1
4.604
14,462,145.71
4.213
87,957.46
0.00
80,813.08
0.00
05/06/25
05/06/25
0.00
0
58,283.95
0.00
0
50,879.28
0.00
1.06
0.00
3.74
12/31/24
12/31/24
15
Retail
CA
09/06/25
08/1
1/23
16
Multifamily
17
Retail
18
Retail
CA
TX
06/18/20
XX
09/01/25
N
08/06/25
N
09/01/25
N
13,8
1
1,634.58
4.470
13,000,906.27
4.456
12,906,464.91
4.523
75,735.65
0.00
74,502.18
0.00
72,649.85
0.00
05/01/25
05/06/25
05/01/25
0.00
0
51,538.47
0.00
0
48,373.72
0.00
0
48,734.60
0.00
1.48
0.00
1.68
0.00
0.00
12/31/24
09/30/24
19
Multifamily
XX
08/06/25
N
0.00
4.777
42,631.04
10,710,196.00
05/1
1/25
05/06/25
0.00
0
42,631.04
0.00
0.00
20
Retail
21
Self Storage
22
Lodging
23
Retail
24
Retail
CA
09/01/25
N
V
A
09/06/25
N
V
A
07/06/25
N
CA
09/06/25
N
CA
08/06/25
N
8,399,876.17
4.609
9,300,000.00
4.508
6,953,276.43
5.407
7,512,495.53
5.200
7,794,515.45
4.308
48,752.33
0.00
34,933.13
0.00
55,377.69
0.00
49,417.20
0.00
42,103.51
0.00
05/01/25
05/06/25
05/06/25
05/06/25
05/06/25
0.00
0
32,325.62
0.00
0
34,933.13
0.00
0
31,438.17
0.00
0
32,623.78
0.00
0
28,032.18
0.00
1.33
0.00
3.70
0.00
2.43
0.00
1.29
0.00
2.19
09/30/24
12/31/24
09/30/24
12/31/24
12/31/24
25
Mobile Home
FL
08/06/25
N
0.00
4.286
23,408.48
6,553,937.33
05/1
1/25
05/06/25
0.00
0
23,408.48
0.00
0.00
26
Self Storage
27
Multifamily
28
Multifamily
29
Mobile Home
CA
TX
01/1
1/22
TX
MI
09/01/25
N
08/01/25
N
1
1/01/25
N
06/01/25
N
4,888,085.90
4.440
5,199,6
1
1.48
4.541
5,242,298.52
4.260
4,325,444.72
4.339
30,187.59
0.00
30,038.34
0.00
18,610.16
0.00
24,609.63
0.00
05/01/25
05/01/25
05/01/25
05/01/25
0.00
0
18,130.53
0.00
0
19,715.26
0.00
0
18,610.16
0.00
0
15,672.40
0.00
3.04
0.00
1.80
0.00
1.87
0.00
0.00
12/31/24
03/31/24
06/30/24
30
Multifamily
CA
08/01/25
01/01/22
31
Self Storage
V
A
09/06/25
N
4,400,000.00
4.508
16,527.50
0.00
05/06/25
0.00
0
16,527.50
0.00
3.30
12/31/24
32
Retail
IL
07/06/25
05/14/18
33
Self Storage
34
Self Storage
XX
09/06/25
N
CA
08/06/25
N
3,900,000.00
4.430
3,700,000.00
4.282
14,395.88
0.00
13,204.07
0.00
05/06/25
05/06/25
0.00
0
14,395.88
0.00
0
13,204.07
0.00
6.15
0.00
3.76
12/31/24
12/31/24
35
Office
CT
07/06/25
04/1
1/25
36
Office
37
Retail
38
Self
Storage
39
Self
Storage
40
Self Storage
41
Self Storage
05/21/18
FL
08/08/24
PA
CA
V
A
V
A
XX
08/06/25
N
08/06/25
N
08/06/25
N
09/06/25
N
09/06/25
N
09/06/25
N
2,755,762.10
5.181
2,461,126.04
4.751
2,900,000.00
4.282
2,500,000.00
4.428
2,500,000.00
4.458
1,621,868.39
4.920
18,136.74
0.00
0.00
0.00
10,349.13
0.00
9,225.00
0.00
9,286.46
0.00
10,426.56
0.00
02/06/25
05/06/24
05/06/25
05/06/25
05/06/25
05/06/25
0.00
2
1
1,924.82
0.00
6
0.00
0.00
0
10,349.13
0.00
0
9,225.00
0.00
0
9,286.46
0.00
0
6,665.62
0.00
2.02
0.00
0.00
0.00
2.94
0.00
3.58
0.00
7.45
0.00
0.00
09/30/24
12/31/24
06/30/24
12/31/24
12/31/24

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
42
Self Storage
CA
08/01/25
04/01/25
Count:
42
Totals:
524,720,750.85
2,825,806.38
17,264,133.33
0.00
1,949,415.47
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
1
3
5
13
14
Ending
Scheduled
Balance
54,598,880.67
56,429,153.53
50,000,000.00
15,162,284.1
1
14,462,145.71
Ending
Unpaid
Balance
54,598,880.67
56,429,153.53
50,000,000.00
15,162,284.1
1
14,462,145.71
Comments
Per section 1(a), section 1.1
of the Loan Agreement is amended by deleting in its entirety the defined term
’’Note A-4’’ and by adding the following new
term: ’’Note B’’ shall mean as of the date hereof, in the stated principal amount of $34,000,000.00.
For June-August 2020, Borrower will pay Interest Only payments. Starting September 2020, excess cash will be applied towards Deferred Amount
s
, to
be repaid in full by 03/31/2021.
Monthly Debt Service Payments deferred 5/1/2020-12/31/2020; Replenishment: 1/1/2021-1/31/2022
Per Consent and Modification Agreement, Borrower Signers have changed and Loan Guarantor (New Indemnitor) added.
Reserve deposits will be deferred for June, July, August and September 2020 and will be repaid in 12 equal payments October 2020 - September
2021. This will include the FF&E Reserve

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
12
XX
Count:
1
V
arious
Retail
Totals:
20,100,000.00
20,100,000.00
0.00
10/25/2019
0.00
0.00
0.00
0.00
0.00
0.00
6
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
DEFEASED LOAN DE
T
AIL
Loan ID
1
1
29
41
Current Ending
Scheduled Balance
19,074,968.21
4,325,444.72
1,621,868.39
Maturity Date
09/06/2025
06/01/2025
09/06/2025
Current
Note Rate
4.68
4.34
4.92
Defeasance
Status *
F
F
F
Count:
3
Totals:
25,022,281.32
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

Bank of America Merrill Lynch Commercial Mortgage
T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
May 2025
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals: